Expense Example	Jan. 05, 2026 USD ($)
Jacob Internet Fund | Jacob Internet Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 241
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Jacob Small Cap Growth Fund | Jacob Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	1,151
Expense Example, with Redemption, 5 Years	1,994
Expense Example, with Redemption, 10 Years	4,173
Jacob Small Cap Growth Fund | Jacob Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	1,077
Expense Example, with Redemption, 5 Years	1,874
Expense Example, with Redemption, 10 Years	3,954
Jacob Discovery Fund | Jacob Discovery Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,570
Expense Example, with Redemption, 10 Years	3,386
Jacob Discovery Fund | Jacob Discovery Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	810
Expense Example, with Redemption, 5 Years	1,443
Expense Example, with Redemption, 10 Years	$ 3,146